Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Taxes Payable [Abstract]
Summary of Taxes Payable

	As of December 31,
	2020	2021
Value-added tax	251,087	530,980
Surtaxes	6,638	84,187
Withholding individual income tax	12,002	33,971

Total	269,727	649,138